Related Party Transactions (Details)									3 Months Ended				9 Months Ended		12 Months Ended
	May 22, 2023 USD ($)	Nov. 14, 2022 USD ($)	Aug. 04, 2022 USD ($)	May 03, 2022 USD ($) $ / shares	May 12, 2021 USD ($) shares	May 07, 2021 USD ($) shares	May 04, 2021 shares	Jan. 28, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 USD ($) D $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Apr. 21, 2023 shares	May 10, 2021 shares	Jan. 29, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Finance cost of shares to be issued under non-redemption agreements										$ 879,900
Stock issuance cost						$ 1,209,600
Gross proceeds									$ 174,607	$ 331,363	$ 477,873				$ 318,582
Aggregate principal amount	$ 245,412
Proceeds from Note payable - Sponsor													$ 983,842	$ 3,461,944
Other loan																$ 177,111
Trust account									1,730,972				$ 1,730,972		$ 1,730,972
Price per share (in Dollars per share) | $ / shares													$ 0.10		$ 0.10
Increase principal amount		$ 955,748
Aggregate per shares (in Dollars per share) | $ / shares															0.045
Sponsor loaned aggregate	245,412	$ 955,748
Non redeemed per shares (in Dollars per share) | $ / shares													$ 0.045		$ 0.045
Outstandig redemptions															$ 3,539,809
Deposited trust account	$ 27,268												$ 159,291		159,291
Total deposits															318,582
Outstanding loans									3,461,944				3,461,944		3,461,944	0
Carrying fair value															1,082,647
Loan amount															3,143,362
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Increase principal amount			$ 1,730,972
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Increase principal amount			$ 3,461,944
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount									$ 3,461,944				$ 3,461,944		$ 3,461,944
Per share unit (in Dollars per share) | $ / shares													$ 0.20		$ 0.20
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Sale of aggregate units (in Shares) | shares									583,743				583,743		583,743
Purchase price per units (in Dollars per share) | $ / shares									$ 10.00				$ 10.00		$ 10.00
Gross proceeds													$ 5,837,430		$ 5,837,430
Returned of funds sponsor												$ 124,289
After completion days															30 days
Class B Common Stock
Related Party Transactions (Details) [Line Items]
Stock issuance cost					$ 99,021
Currently owns fonder shares (in Shares) | shares																	2,128,715
Issued and outstanding, percentage							20.00%
Underwriter shares (in Shares) | shares						160,000
Recorded stock issuance cost						$ 1,209,600
Sponsor
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 1,730,972
Unpaid principal amount				$ 1,500,000
Conversion price per shares (in Dollars per share) | $ / shares				$ 10.00
Sponsor | Class B Common Stock
Related Party Transactions (Details) [Line Items]
Issued and outstanding, percentage													20.00%		20.00%
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares longer subject to forfeiture (in Shares) | shares					272,570
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Founder shares longer subject to forfeiture (in Shares) | shares					272,570													272,570
Founder Shares [Member] | Class B Common Stock
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares) | shares							1,150,000
Transferred founder shares (in Shares) | shares							70,000
Stock issuance cost					$ 99,021
Currently owns fonder shares (in Shares) | shares							4,600,000
Issuance of Class B common stock to Sponsor (in Shares) | shares					13,098
Exceeds per share (in Dollars per share) | $ / shares													$ 12.00		$ 12.00
Trading days													20		20
Trading day period													30		30
Founder Shares [Member] | Class B Common Stock | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares) | shares							600,000
Founder Shares [Member] | Sponsor
Related Party Transactions (Details) [Line Items]
Stock issuance cost													$ 529,200		$ 529,200
Founder Shares [Member] | Sponsor | Class B Common Stock
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares) | shares								5,750,000
Finance cost of shares to be issued under non-redemption agreements								$ 25,000
Aggregate founder shares (in Shares) | shares							1,150,000
Transferred founder shares (in Shares) | shares									70,000				70,000		70,000
Currently owns fonder shares (in Shares) | shares									4,530,000				4,530,000		4,530,000
Shares subject to forfeiture (in Shares) | shares									600,000				600,000		600,000
Promissory Note With Related Party [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																			$ 300,000
Proceeds from Note payable - Sponsor																177,111
Outstanding balance															$ 0	$ 0
Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Other loan													$ 1,500,000		$ 1,500,000
Additional price per unit (in Dollars per share) | $ / shares									$ 10.00				$ 10.00		$ 10.00